PENSION LIABILITIES, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liability, Defined Benefit Plan [Abstract]
Net periodic benefit cost, discount rate	3.00%
Actuarial loss	$ 26	$ 219	$ 241